Fair Value Measurements (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
U.S. Money Market held in Trust Account	$ 19,036,509	$ 338,422,091	$ 333,520,259
Liabilities:
Warrant liability	1,433,831	875,083	9,555,575
Public Warrants
Liabilities:
Warrant liability		500,250	5,501,916
Private Placement Warrants
Liabilities:
Warrant liability		374,833	4,053,659
Recurring
Liabilities:
Warrant liability	1,433,831	875,083
Recurring | Public Warrants
Liabilities:
Warrant liability	816,241	500,250
Recurring | Private Placement Warrants
Liabilities:
Warrant liability	617,590	374,833
U.S. Treasury Securities
Assets:
U.S. Money Market held in Trust Account		338,422,091	333,520,259
U.S. Treasury Securities | Recurring
Assets:
U.S. Money Market held in Trust Account	19,036,509	338,422,091
Level 1
Liabilities:
Warrant liability		500,250	5,501,916
Level 1 | Public Warrants
Liabilities:
Warrant liability		500,250	5,501,916
Level 1 | Recurring
Liabilities:
Warrant liability	816,241	500,250
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liability	816,241	500,250
Level 1 | U.S. Treasury Securities
Assets:
U.S. Money Market held in Trust Account		338,422,091	333,520,259
Level 1 | U.S. Treasury Securities | Recurring
Assets:
U.S. Money Market held in Trust Account	19,036,509	338,422,091
Level 3 | Recurring
Liabilities:
Warrant liability	617,590	374,833	4,053,659
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liability	$ 617,590	$ 374,833	$ 4,053,659